Committments, Contingencies and Other Matters (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum annual lease payments for the above leases are approximately as follows:

Years Ending December 31,

2012 (3 months)	$78,655
2013	357,431
2014	400,946
2015	304,542
Total minimum lease payments	$1,141,575
Future minimum annual rental payments for the years ended December 31, are approximately as follows:
2012	$86,000
2013	92,000
2014	98,000
2015	105,000
Total minimum lease payments	$381,000